September 4, 2008

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Harbor Funds (the “Trust”)
File Nos. 33-5852 and 811-4676

Ladies and Gentlemen:

On behalf of Harbor Commodity Real Return Strategy Fund, a newly formed series of Harbor Funds (the “Trust”) pursuant to the Securities Act of 1933, as amended and Rule 497(j) thereunder and the Investment Company Act of 1940, as amended, I hereby certify that the form of Prospectus and Statement of Additional Information, each dated September 2, 2008 that would have been filed under paragraph 497(b) or 497(c) does not differ from that contained in Post-Effective Amendment No. 59 to the Trust’s registration statement on Form N-1A (“PEA No. 59”). The most recent amendment to the Trust’s registration statement and PEA No. 59 was filed electronically on August 28, 2008.

If you have any questions or comments, please contact the undersigned at (312) 443-4428.

Sincerely,

Jodie L. Crotteau

Assistant Secretary

Cc:	Christopher P. Harvey, Esq.
Wilmer Cutler Pickering Hale and Dorr LLP

David G. Van Hooser

Anmarie S. Kolinski

Charles F. McCain, Esq.

Erik D. Ojala, Esq.

Harbor Funds